Adoption of Accounting Pronouncement - Effect of transition adjustment (Details) - USD ($) $ in Thousands		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total increase (decrease) to shareholders' equity		$ 8,424,421		$ 6,397,319		$ 7,357,428	$ 7,041,737
Life and health reserves, gross		2,859,257	[1]	2,497,519	[1]		2,937,823
Guaranteed Minimum Death Benefit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Life and health reserves, gross								$ 22,000
Retained earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total increase (decrease) to shareholders' equity		6,478,960		4,388,506		5,515,902
Accumulated other comprehensive loss
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total increase (decrease) to shareholders' equity		$ 7,527		70,879		(96,408)		(96,005)
LDTI Impact | Retained earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total increase (decrease) to shareholders' equity				0		$ 0		$ (160,640)
LDTI Impact | Accounting Standards Update 2018-12
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total increase (decrease) to shareholders' equity				108,969			(285,260)
Life and health reserves, gross				$ (12,774)			233,594
LDTI Impact | Accounting Standards Update 2018-12 | Life and health reserves
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total increase (decrease) to shareholders' equity	[2]						(255,048)
LDTI Impact | Accounting Standards Update 2018-12 | Market risk benefits
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total increase (decrease) to shareholders' equity	[2]						(55,379)
LDTI Impact | Accounting Standards Update 2018-12 | Tax impact of related LDTI adjustments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total increase (decrease) to shareholders' equity							25,167
LDTI Impact | Accounting Standards Update 2018-12 | Retained earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total increase (decrease) to shareholders' equity							(160,640)
LDTI Impact | Accounting Standards Update 2018-12 | Retained earnings | Life and health reserves
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total increase (decrease) to shareholders' equity	[2]						(171,047)
LDTI Impact | Accounting Standards Update 2018-12 | Retained earnings | Market risk benefits
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total increase (decrease) to shareholders' equity	[2]						8,095
LDTI Impact | Accounting Standards Update 2018-12 | Retained earnings | Tax impact of related LDTI adjustments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total increase (decrease) to shareholders' equity							2,312
LDTI Impact | Accounting Standards Update 2018-12 | Accumulated other comprehensive loss
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total increase (decrease) to shareholders' equity							(124,620)
LDTI Impact | Accounting Standards Update 2018-12 | Accumulated other comprehensive loss | Life and health reserves
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total increase (decrease) to shareholders' equity	[2]						(84,001)
LDTI Impact | Accounting Standards Update 2018-12 | Accumulated other comprehensive loss | Market risk benefits
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total increase (decrease) to shareholders' equity	[2]						(63,474)
LDTI Impact | Accounting Standards Update 2018-12 | Accumulated other comprehensive loss | Tax impact of related LDTI adjustments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total increase (decrease) to shareholders' equity							$ 22,855

[1]	See Note 21 for additional information regarding related party transactions.
[2]	GMDB reserves of $22 million were included within Life and health reserves on the Consolidated Balance Sheets prior to adoption of LDTI, and were subsequently reclassified to Market risk benefit assets and liabilities upon adoption of the new guidance.